Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2013
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Nov. 25, 2014
Document Effective Date	Nov. 25, 2014
Prospectus Date	Nov. 25, 2014
Dreyfus High Yield Fund | Class A
Risk/Return:
Trading Symbol	DPLTX
Dreyfus High Yield Fund | Class C
Risk/Return:
Trading Symbol	PTHIX
Dreyfus High Yield Fund | Class I
Risk/Return:
Trading Symbol	DLHRX